Common Shares (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share capital

	2014		2013		2012
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600

Issued and fully paid share capital	493,078,678	986	469,250,933	939	469,250,933	938
Treasury shares held by Company	(318,740)	(1)	(272,441)	(1)	(72,859)	—
Outstanding shares in issue	492,759,938	985	468,978,492	938	469,178,074	938